Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 9 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account — Money market fund	$345,027,247	$—	$—
Liabilities:
Derivative warrant liabilities — Public warrants	$21,390,000	$—	$—
Derivative warrant liabilities — Private placement warrants	$—	$—	$15,541,330
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants was transferred from a Level 3 measurement to a Level 1 measurement in April 2021, when the Public Warrants were separately listed and traded in an active market.
The initial estimated fair value of the Public Warrants was measured using a Monte Carlo simulation. The initial and subsequent fair value estimates of the Private Placement Warrants is measured using a Black-Scholes option pricing model
.
For the three and nine months ended September 30, 2021, the Company recognized a gain resulting from changes in the fair value of derivative warrant liabilities of approximately

$
16.2
 million and $
13.9

million, respectively, which is presented in the accompanying unaudited condensed consolidated statements of operations.
The initial estimated fair value of the Public Warrants, using a Monte Carlo simulation, and the Private Placement Warrants, Black-Scholes model, was determined using Level 3 inputs. Inherent in a Monte Carlo simulation and a Black-Scholes model are assumptions related to expected stock-price volatility, expected term, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on historical and implied volatility of select peer companies. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the valuation date for a maturity commensurate with the expected remaining life of the warrants. The expected term of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	February 12, 2021	September 30, 2021
Exercise price	$11.50	$11.50
Stock price	$10.87	$10.11
Volatility	20.0%	31.3%
Term	5.0	5.0
Risk-free rate	0.50%	0.98%
The change in the fair value of derivative liabilities, measured using Level 3 inputs, for the period ended September 30, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020	$—
Issuance of Public and Private Warrants	23,027,500
Change in fair value of derivative warrant liabilities	(6,160,830)
Derivative warrant liabilities at March 31, 2021	$16,866,670
Transfer of Public Warrants to Level 1	(9,660,000)
Change in fair value of derivative warrant liabilities	1,504,000

Derivative warrant liabilities at June 30, 2021	$8,710,670
Change in fair value of derivative warrant liabilities	6,830,660
Derivative warrant liabilities at September 30, 2021	$15,541,330